Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 634,882	$ 366,761
Trade and other receivables	1,040,542	1,032,522
Prepaid forward purchase agreement		969
Inventories	440,194	64,184
Total Current assets	2,115,618	1,464,436
Non-current assets
Property, plant and equipment, net	20,762,483	21,786,365
Intangible assets, net	2,977,311	2,381,465
Total Non-current assets	23,739,794	24,167,830
Total assets	25,855,412	25,632,266
Current liabilities
Trade and other payables	4,449,950	6,560,559
Lease liabilities	221,254	192,282
Borrowings	4,319,182	5,666,160
Deferred underwriting fee payable		2,753,125
Tax liabilities	92,211	56,540
Total Current liabilities	9,082,597	15,228,666
Non-current liabilities
Lease liabilities	1,926,702	1,974,524
Borrowings		112,319
Deferred tax liabilities	133,000	296,000
Total Non-current liabilities	2,059,702	2,382,843
Total liabilities	11,142,299	17,611,509
Net assets	14,713,113	8,020,757
EQUITY
Share capital	13,616	10,892
Accumulated losses	(100,619,185)	(99,985,928)
Other reserves	3,422,799	3,422,799
Share premium reserve	97,047,941	89,725,052
Exchange reserves	(123,198)	(123,198)
Revaluation Surplus	14,971,140	14,971,140
Total equity	$ 14,713,113	$ 8,020,757